TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
TRADE AND OTHER PAYABLES	As at December 31, 2018 and 2017, the Company had the following amounts due to creditors:
Trade Payables	63,279	119,013
Accrued Liabilities	66,000	31,200
	129,279	150,213